Advance to Suppliers (Tables)	12 Months Ended
Jun. 30, 2025
Advance to Suppliers [Abstract]
Schedule of Advance to Suppliers

Advance to suppliers consists of the following:

	As of June 30,
	2025	2024
Cost of premium business solutions revenue	$-	$70,504
Prepaid service fee *	7,403,734	175,219
Advance to suppliers	$7,403,734	$245,723

*	Included in the prepaid service fee, $7,361,018 represent two contracts signed with two suppliers to provide online marketing service to the Company, through Google, Facebook and TikTok platforms.